Shareholders' Equity (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 03, 2019	Oct. 26, 2020	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) [Line Items]
Description of share-based compensation expenses	Pursuant to the Plan (and further increase of option pool approved by the Board), 8,041,936 ordinary shares of NIS 0.01 par value of the Company are reserved for issuance upon the exercise of the same amount of awards to be granted to some of the Company’s employees, directors and consultants.
Ordinary shares			1,841,838
Awards were exercised on a cashless			404,704	1,027,151
Employees, officers awards to purchase			1,418,665
Average exercise price per share (in Dollars per share)			$ 27.57
Vesting period			4 years
Awards agreement term			10 years
Agreement terminate term			4 years
Granted employees shares			180,319	1,327,957
Plus VAT (in Dollars)			$ 400,000
Purchase aggregate shares		650,000
Exercise price per share (in Dollars per share)		$ 18
Recorded expense (in Dollars)			$ 6.1
RSUs [Member]
Shareholders' Equity (Details) [Line Items]
Granted employees shares			47,793
Consideration for services shares			3,221